Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Debt [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying unaudited interim consolidated balance sheets of December 31, 2024 and June 30, 2025, is analyzed as follows:
		Period Ended
Loan facilities	Borrowers	December 31, 2024	June 30, 2025
5.0 Million Euro Term Loan	MPC Maritime Holding GmbH	3,657,056	5,272,155
Total long-term debt		$3,657,056	$5,272,155
Less: Deferred financing costs		—	—
Total long-term debt, net of deferred finance costs		$3,657,056	$5,272,155

Presented:
Current portion of long-term debt		$1,053,156	$1,171,590
Less: Current portion of deferred finance costs		—	—
Current portion of long-term debt, net of deferred finance costs		$1,053,156	$1,171,590

Non-Current portion of long-term debt		2,603,900	4,100,565
Less: Non-Current portion of deferred finance costs		—	—
Non-Current portion of long-term debt, net of deferred finance costs		$2,603,900	$4,100,565

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2025, required to be made after the balance sheet date, are as follows:
Twelve-month period ending June 30,	Amount
2025	$1,171,590
2026	1,171,590
2027	1,171,590
2028	1,171,590
2029	585,795
Total long-term debt	$5,272,155